Shareholders Equity and Dividend Restrictions (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders Equity And Dividend Restrictions Tables [Abstract]
Schedule of statutory net income and surplus
(In millions)	2011	2010	2009
Net income	$953	$1,697	$1,088
Surplus	$5,286	$5,107	$4,728